Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Net loss		$ (3,599)	$ (2,394)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization			83
Stock-based compensation expense		201	283
Amortization of premium on marketable debt securities		16
Restricted deposit		(2)
Derivative expenses		32
Impairment of Associate		526
Interest income from short-term deposits		(68)	(18)
Interest income from loan to associate		(10)
Loss (gain) from realization of marketable debt securities		(19)	8
Finance expenses		1	1
Changes in operating assets and liabilities:
Decrease in other accounts receivable		239	345
Increase (decrease) in trade payables		61	(676)
Increase (decrease) in other accounts payable		187	(479)
Net cash used in operating activities		(2,435)	(2,847)
Cash flow from investing activities
Purchase of available for sale securities		(1,686)	(1,507)
Withdrawal from (investment in) short term deposits		(3,900)	225
Sale of available-for-sale securities		786	3,106
Net cash provided by (used in) investing activities		(4,800)	1,824
Cash flow from financing activities
Issuance of ordinary shares in relation to ATM	[1]	7,474
Issuance of ordinary shares in relation to SEPA	[2]	75
Net cash provided by financing activities		7,549
Increase (decrease) in cash and cash equivalents and restricted cash		314	(1,023)
Cash and cash equivalents and restricted cash at the beginning of the period		4,773	2,978
Cash and cash equivalents and restricted cash at the end of the period		5,087	1,955
Supplemental disclosure of cash flow information:
Cash received from interest		$ 376	$ 218

[1]	See Note 3.4
[2]	See Note 3.3